Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2021
Commitments and contingent liabilities
Commitments and contingent liabilities

30 Commitments and contingent liabilities

	2021	2020	2019
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these financial statements	388	689	396

Guarantees and contingencies arising in the ordinary course of business, for which no security has been given, are not expected to result in any material financial loss.

Research and development collaboration payments

The Group has various ongoing collaborations, including in-licensing and similar arrangements with development partners. Such collaborations may require the Group to make payments on achievement of stages of development, launch or revenue milestones, although the Group generally has the right to terminate these agreements at no cost. The Group recognises research and development milestones as an intangible asset once it is committed to payment, which is generally when the Group reaches set trigger points in the development cycle. Revenue-related milestones are recognised as intangible assets on product launch at a value based on the Group’s long-term revenue forecasts for the related product. The table below indicates potential development and revenue-related payments that the Group may be required to make under such collaborations.

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	12,764	1,047	1,958	3,382	6,377
Future potential revenue milestone payments	17,769	68	420	1,452	15,829

The table includes all potential payments for achievement of milestones under ongoing research and development arrangements. Revenue-related milestone payments represent the maximum possible amount payable on achievement of specified levels of revenue as set out in individual contract agreements, but exclude variable payments that are based on unit sales (e.g. royalty-type payments) which are expensed as the associated sale is recognised. The table excludes any payments already capitalised in the Financial Statements for the year ended 31 December 2021.

The future payments we disclose represent contracted payments and, as such, are not discounted and are not risk-adjusted. As detailed in the Risk section from page 48, the development of any pharmaceutical product candidate is a complex and risky process that may fail at any stage in the development process due to a number of factors (including items such as failure to obtain regulatory approval, unfavourable data from key studies, adverse reactions to the product candidate or indications of other safety concerns). The timing of the payments is based on the Group’s current best estimate of achievement of the relevant milestone.

Environmental costs and liabilities

The Group’s expenditure on environmental protection, including both capital and revenue items, relates to costs that are necessary for implementing internal systems and programmes, and meeting legal and regulatory requirements for processes and products. This includes investment to conserve natural resources and otherwise minimise the impact of our activities on the environment.

They are an integral part of normal ongoing expenditure for carrying out the Group’s research, manufacturing and commercial operations and are not separated from overall operating and development costs. There are no known changes in legal, regulatory or other requirements resulting in material changes to the levels of expenditure for 2019, 2020 or 2021.

In addition to expenditure for meeting current and foreseen environmental protection requirements, the Group incurs costs in investigating and cleaning up land and groundwater contamination. In particular, AstraZeneca has environmental liabilities at some currently or formerly owned, leased and third-party sites.

In the US, Zeneca Inc., and/or its indemnitees, have been named as potentially responsible parties (PRPs) or defendants at a number of sites where Zeneca Inc. is likely to incur future environmental investigation, remediation, operation and maintenance costs under federal, state, statutory or common law environmental liability allocation schemes (together, US Environmental Consequences). Similarly, Stauffer Management Company LLC (SMC), which was established in 1987 to own and manage certain assets of Stauffer Chemical Company acquired that year, and/or its indemnitees, have been named as PRPs or defendants at a number of sites where SMC is likely to incur US Environmental Consequences.

AstraZeneca has also given indemnities to third parties for a number of sites outside the US. These environmental liabilities arise from legacy operations that are not currently part of the Group’s business and, at most of these sites, remediation, where required, is either completed or in progress. AstraZeneca has made provisions for the estimated costs of future environmental investigation, remediation, operation and maintenance activity beyond normal ongoing expenditure for maintaining the Group’s R&D and manufacturing capacity and product ranges, where a present obligation exists, it is probable that such costs will be incurred and they can be estimated reliably. With respect to such estimated future costs, there were provisions at 31 December 2021 in the aggregate of $90m (2020: $100m; 2019: $96m), mainly relating to the US. Where we are jointly liable or otherwise have cost-sharing agreements with third parties, we reflect only our share of the obligation. Where the liability is insured in part or in whole by insurance or other arrangements for reimbursement, an asset is recognised to the extent that this recovery is virtually certain.

It is possible that AstraZeneca could incur future environmental costs beyond the extent of our current provisions. The extent of such possible additional costs is inherently difficult to estimate due to a number of factors, including: (i) the nature and extent of claims that may be asserted in the future; (ii) whether AstraZeneca has or will have any legal obligation with respect to asserted or unasserted claims; (iii) the type of remedial action, if any, that may be selected at sites where the remedy is presently not known; (iv) the potential for recoveries from or allocation of liability to third parties; and (v) the length of time that the environmental investigation, remediation and liability allocation process can take. As per our accounting policy on page 144, Provisions for these costs are made when there is a present obligation and where it is probable that expenditure on remedial work will be required and a reliable estimate can be made of the cost. Notwithstanding and subject to the foregoing, we estimate the potential additional loss for future environmental investigation, remediation, remedial operation and maintenance activity above and beyond our provisions to be, in aggregate, between $99m and $165m (2020: $95m and $158m; 2019: $86m and $143m) which relates mainly to the US.

Legal proceedings

AstraZeneca is involved in various legal proceedings considered typical to its business, including actual or threatened litigation and actual or potential government investigations relating to employment matters, product liability, commercial disputes, pricing, sales and marketing practices, infringement of IP rights, and the validity of certain patents and competition laws. The more significant matters are discussed below.

Most of the claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and/or an estimate of the amount of any loss is difficult to ascertain.

Unless specifically identified below that a provision has been taken, AstraZeneca considers each of the claims to represent a contingent liability and discloses information with respect to the nature and facts of the cases in accordance with IAS 37.

There is one matter, which is considered probable that an outflow will be required, but for which we are unable to make an estimate of the possible loss or range of possible losses at this stage.

We do not believe that disclosure of the amounts sought by plaintiffs, if known, would be meaningful with respect to these legal proceedings. This is due to a number of factors, including (i) the stage of the proceedings (in many cases trial dates have not been set) and the overall length and extent of pre-trial discovery; (ii) the entitlement of the parties to an action to appeal a decision; (iii) clarity as to theories of liability, damages and governing law; (iv) uncertainties in timing of litigation; and (v) the possible need for further legal proceedings to establish the appropriate amount of damages, if any.

While there can be no assurance regarding the outcome of any of the legal proceedings referred to in this Note 30, based on management’s current and considered view of each situation, we do not currently expect them to have a material adverse effect on our financial position including within the next financial year. This position could of course change over time, not least because of the factors referred to above.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal (or other similar forms of relief), or where a loss is probable and we are able to make a reasonable estimate of the loss, we generally indicate the loss absorbed or make a provision for our best estimate of the expected loss.

Where it is considered that the Group is more likely than not to prevail, legal costs involved in defending the claim are charged to profit as they are incurred.

Where it is considered that the Group has a valid contract which provides the right to reimbursement (from insurance or otherwise) of legal costs and/or all or part of any loss incurred or for which a provision has been established, and we consider recovery to be virtually certain, the best estimate of the amount expected to be received is recognised as an asset.

Assessments as to whether or not to recognise provisions or assets, and of the amounts concerned, usually involve a series of complex judgements about future events and can rely heavily on estimates and assumptions. AstraZeneca believes that the provisions recorded are adequate based on currently available information and that the insurance recoveries recorded will be received. However, given the inherent uncertainties involved in assessing the outcomes of these cases, and in estimating the amount of the potential losses and the associated insurance recoveries, we could in the future incur judgments or insurance settlements that could have a material adverse effect on our results in any particular period.

IP claims include challenges to the Group’s patents on various products or processes and assertions of non-infringement of patents. A loss in any of these cases could result in loss of patent protection on the related product. The consequences of any such loss could be a significant decrease in Product Sales, which could have a material adverse effect on our results. The lawsuits filed by AstraZeneca for patent infringement against companies that have filed abbreviated new drug applications (ANDAs) in the US, seeking to market generic forms of products sold by the Group prior to the expiry of the applicable patents covering these products, typically also involve allegations of non-infringement, invalidity and unenforceability of these patents by the ANDA filers. In the event that the Group is unsuccessful in these actions or the statutory 30-month stay expires before a ruling is obtained, the ANDA filers involved will also have the ability, subject to FDA approval, to introduce generic versions of the product concerned.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Over the course of the past several years, including in 2021, a significant number of commercial litigation claims in which AstraZeneca is involved have been resolved, particularly in the US, thereby reducing potential contingent liability exposure arising from such litigation. Similarly, in part due to patent litigation and settlement developments, greater certainty has been achieved regarding possible generic entry dates with respect to some of our patented products. At the same time, like other companies in the pharmaceutical sector and other industries, AstraZeneca continues to be subject to government investigations around the world.

Patent litigation

Calquence

US patent proceedings

In February 2022, in response to Paragraph IV notices from multiple ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleged that a generic version of Calquence, if approved and marketed, would infringe patents listed in the US FDA Orange Book with reference to Calquence that are owned or licensed by AstraZeneca. No trial date has been set.

Tagrisso

US patent proceedings

In February 2020, in response to Paragraph IV notices from multiple ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleged that a generic version of Tagrisso, if approved and marketed, would infringe a US Orange Book-listed Tagrisso patent. In the fourth quarter of 2021, AstraZeneca entered into settlement agreements with Zydus Pharmaceuticals (USA) Inc. and Cadila Healthcare Limited (collectively, Zydus) and MSN Laboratories Pvt. Ltd. and MSN Pharmaceuticals Inc. (collectively, MSN), resolving all US patent litigation with Zydus and MSN relating to Tagrisso. The trial with the remaining defendant, Alembic Pharmaceuticals Limited, is scheduled for May 2022.

In September 2021, Puma Biotechnology, Inc. and Wyeth LLC filed a patent infringement lawsuit in the US District Court for the District of Delaware against AstraZeneca relating to Tagrisso. Neither a case schedule, nor a trial date have been set yet.

Patent proceedings outside the US

In Russia in October 2021, AstraZeneca filed a lawsuit in the Arbitration Court of the Moscow Region against Axelpharm, LLC to prevent it from obtaining authorisation to market a generic version of Tagrisso prior to the expiration of AstraZeneca’s patents covering Tagrisso. The lawsuit also names the Ministry of Health of the Russian Federation as a third party. Neither a case schedule, nor a trial date have been set.

Faslodex

Patent proceedings outside the US

In Japan, in April 2021, AstraZeneca received notice from the Japan Patent Office that Sandoz K.K. filed a Request for Invalidation of the Faslodex formulation patent. In October 2021, AstraZeneca received notice that Sun Pharma Japan Ltd. requested to intervene in the Request for Invalidation brought by Sandoz K.K seeking invalidation of the Faslodex formulation patent. The Japan Patent Office has permitted the intervention. AstraZeneca is defending the challenged patent.

Farxiga/Forxiga

US patent proceedings

In 2018, in response to Paragraph IV notices, AstraZeneca initiated ANDA litigation against Zydus Pharmaceuticals (USA) Inc. (Zydus) in the US District Court for the District of Delaware (the District Court). In May 2021, trial against Zydus proceeded in the District Court. In October 2021, the District Court issued a decision finding the asserted claims of AstraZeneca’s US Patent No. 6,515,117 as valid and infringed by Zydus’s proposed ANDA product.

Patent proceedings outside the US

In Canada, in January 2021, Sandoz Canada Inc. served three Notices of Allegation on AstraZeneca alleging invalidity and/or non-infringement of all three patents listed on the Canadian Patent Register in relation to Forxiga. AstraZeneca commenced litigation in response. A trial date has been set for October 2022 with closing argument in December 2022.

In February 2021, Teva Canada Limited served a Notice of Allegation on AstraZeneca alleging invalidity and/or non-infringement of all three patents listed on the Canadian Patent Register in relation to Forxiga. AstraZeneca commenced litigation in response. A trial date has been set for October 2022 with closing argument in December 2022.

Brilinta

US patent proceedings

In 2015 and subsequently, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware (the District Court) relating to patents listed in the FDA Orange Book with reference to Brilinta. In 2020, AstraZeneca entered into three separate settlements and the District Court entered consent judgments to dismiss each of the corresponding litigations. Additional proceedings are ongoing in the District Court. No trial date has been set.

Roxadustat

US patent proceedings

In April 2021, Akebia Therapeutics, Inc. and Otsuka America Pharmaceutical, Inc. served AstraZeneca with a complaint seeking a declaration of invalidity and non-infringement for several of FibroGen, Inc’s (FibroGen) method of use patents related to HIF prolylhydroxylase inhibitors. AstraZeneca is the exclusive licensee of FibroGen in the United States. AstraZeneca filed a motion to dismiss in June 2021.

Patent proceedings outside the US

In Canada, in May 2018, Akebia Therapeutics, Inc. filed an impeachment action in the Federal Court of Canada alleging invalidity of several of FibroGen, Inc.’s (FibroGen) method of use patents related to HIF prolylhydroxylase inhibitors. AstraZeneca is the exclusive licensee of FibroGen in Canada. AstraZeneca and FibroGen were defending the action. The parties have resolved the action.

Symbicort

US patent proceedings

AstraZeneca is involved in ongoing ANDA litigation with Mylan Pharmaceuticals Inc. (Mylan) and Kindeva Drug Delivery L.P. (Kindeva) brought in the US District Court for the Northern District of West Virginia (the District Court). In the action, AstraZeneca alleges that the defendants' generic versions of Symbicort, if approved and marketed, would infringe various AstraZeneca patents. In September 2020, Mylan and Kindeva stipulated to patent infringement to the extent that the asserted patent claims are found to be valid and enforceable, but reserved the right to seek a vacatur of the stipulation if the US Court of Appeals for the Federal Circuit (the Federal Circuit) reverses or modifies the District Court’s claim construction. In March 2021, the District Court decided in favour of AstraZeneca and determined that the asserted patent claims were not invalid or unenforceable. Mylan and Kindeva appealed to the the Federal Circuit. In December 2021, the Federal Circuit affirmed the decision by the District Court determining that the asserted patent claims were nonobvious. However, the Federal Circuit reversed the District Court’s claim construction decision, vacated the stipulated judgment of infringement by Mylan and Kindeva and remanded the matter back to the District Court for determination of whether their ANDA product infringes the asserted patent claims under the Federal Circuit’s claim construction. In January 2022, AstraZeneca filed a Combined Petition for Panel Rehearing and Rehearing En Banc with the Federal Circuit.

Daliresp

US patent proceedings

In 2015 and subsequently, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of New Jersey (the District Court) relating to patents listed in the FDA Orange Book with reference to Daliresp. In 2020, AstraZeneca entered into a settlement and the District Court entered a consent judgment to dismiss the corresponding litigation. Additional proceedings are ongoing in the District Court. No trial date has been set.

Movantik

US patent proceedings

In March 2020, Aether Therapeutics, Inc. filed a patent infringement lawsuit in the US District Court for the District of Delaware against AstraZeneca, Nektar Therapeutics and Daiichi Sankyo, Inc., relating to Movantik. A trial has been set for March 2023.

Onglyza

Patent proceedings outside the US

In Canada, in November 2019, Sandoz Canada Inc. sent a Notice of Allegation to AstraZeneca challenging the validity of Canadian substance Patent No. 2402894 (expiry March 2021) (the ‘894 patent) and formulation Patent No. 2568391 (expiry May 2025) related to Onglyza. AstraZeneca commenced an action in response related to the ‘894 patent in January 2020. In October 2021, the parties reached an agreement to resolve the dispute. This matter is now concluded.

Enhertu

US patent proceedings

In October 2020, Seagen Inc. (Seagen) filed a complaint against Daiichi Sankyo Company, Limited in the US District Court for the Eastern District of Texas alleging that Enhertu infringes US Patent No. 10,808,039 (the ‘039 patent). AstraZeneca Pharmaceuticals LP co-commercialises Enhertu with Daiichi Sankyo, Inc. (Daiichi Sankyo) in the US. In July 2021, AstraZeneca Pharmaceuticals LP and AstraZeneca UK Limited intervened in the Texas action in support of Daiichi Sankyo. A claim construction hearing took place in August 2021 and a trial has been scheduled for April 2022.

On 23 December 2020, AstraZeneca and Daiichi Sankyo filed a post-grant review petition with the US Patent and Trademark Office alleging, inter alia, that the ‘039 patent is invalid for lack of written description and enablement. In January 2021, AstraZeneca and Daiichi Sankyo filed a second post-grant review petition with the US Patent and Trademark Office extending its challenge to additional claims in the ‘039 patent. In June 2021, the US Patent and Trademark Office declined to institute the post-grant reviews. AstraZeneca and Daiichi Sankyo have requested a rehearing of their post-grant review petitions.

In August 2021, AstraZeneca Pharmaceuticals LP and Daiichi Sankyo filed an action against Andrew Hirshfeld, acting in his official capacity as Under Secretary of Commerce, and the US Patent and Trademark Office in the US District Court for the Eastern District of Virginia seeking judicial review of the US Patent Office’s discretionary authority to deny institution of post-grant review proceedings.

Ultomiris

US patent proceedings

In November 2018, Chugai Pharmaceutical Co., Ltd. (Chugai) filed a lawsuit against Alexion in the Delaware District Court alleging that Ultomiris infringes a US patent held by Chugai. Upon issuance of another US patent in November 2019, Chugai filed a second lawsuit in the same court alleging that Ultomiris also infringes the second patent. The two lawsuits were consolidated. Trial scheduled to occur in January 2022 has been postponed until February 2022 due to COVID-19.

Patent proceedings outside the US

In Japan, in December 2018, Chugai Pharmaceutical Co., Ltd (Chugai) filed a lawsuit in the Tokyo District Court against Alexion Pharma GK in Japan and alleges that Ultomiris infringes two Japanese patents held by Chugai. Chugai’s complaints seek unspecified damages and certain injunctive relief. In March 2020, the Supreme Court of Japan dismissed Chugai’s appeal against an earlier IP High Court of Japan decision which held that one of the Chugai patents-in-suit is invalid. Subsequently, Chugai filed a correction to the claims of this patents-in-suit and Alexion has countered that the corrected claims are still invalid and not infringed. In all cases, Alexion has denied the charges and countered that the patents are neither valid nor infringed. In October 2021 the Japanese Patent Office invalidated four Chugai patents, including those asserted in the Tokyo District Court Case. Chugai has appealed the patent office decision.

Product liability litigation

Farxiga and Xigduo XR

In several jurisdictions in the US, AstraZeneca has been named as a defendant in lawsuits involving plaintiffs claiming physical injury, including Fournier's Gangrene and necrotising fasciitis, from treatment with Farxiga and/or Xigduo XR. A majority of these claims are filed in Delaware state court and remain pending.

One case, filed in state court in Minnesota, is scheduled for trial in January 2023.

Byetta/Bydureon

In the US, Amylin Pharmaceuticals, LLC (a wholly owned subsidiary of AstraZeneca) and AstraZeneca are among multiple defendants in various lawsuits filed in federal and state courts involving claims of physical injury from treatment with Byetta and/or Bydureon. The lawsuits allege several types of injuries including pancreatic cancer and thyroid cancer. A multidistrict litigation was established in the US District Court for the Southern District of California (the District Court) in regard to the alleged pancreatic cancer cases in federal courts. Further, a coordinated proceeding has been established in Superior Court in Los Angeles, California (the California Court) in regard to the various lawsuits in California state courts. In October and December 2020, the District Court and the California Court jointly heard oral argument on renewed motions filed by Defendants seeking summary judgment and dismissal of all claims alleging pancreatic cancer. In March and April 2021, the District Court and the California Court respectively granted the Defendants’ motions, and dismissed all cases alleging pancreatic cancer with prejudice. Plaintiffs have dismissed the appeal as to Amylin Pharmaceuticals, LLC and AstraZeneca. The other claims in both courts, including those alleging thyroid cancer, remain pending.

Onglyza and Kombiglyze

In the US, AstraZeneca is defending various lawsuits alleging heart failure, cardiac injuries, and/or death from treatment with Onglyza or Kombiglyze. In February 2018, the Judicial Panel on Multidistrict Litigation ordered the transfer of various pending federal actions to the US District Court for the Eastern District of Kentucky (District Court) for consolidated pre-trial proceedings with the federal actions pending in the District Court. In the previously disclosed California State Court coordinated proceeding, AstraZeneca submitted its motion for summary judgment in December 2021.

Nexium and Losec/Prilosec

US proceedings

In the US, AstraZeneca is defending various lawsuits brought in federal and state courts involving multiple plaintiffs claiming that they have been diagnosed with various injuries following treatment with proton pump inhibitors (PPIs), including Nexium and Prilosec. The vast majority of those lawsuits relate to allegations of kidney injuries. In particular, in May 2017, counsel for a group of such plaintiffs claiming that they have been diagnosed with kidney injuries filed a motion with the Judicial Panel on Multidistrict Litigation (JPML) seeking the transfer of any currently pending federal court cases as well as any similar, subsequently filed cases to a coordinated and consolidated pre-trial multidistrict litigation (MDL) proceeding. In August 2017, the JPML granted the motion and consolidated the pending federal court cases in an MDL proceeding in federal court in New Jersey for pre-trial purposes. A trial in the MDL previously scheduled for January 2022 has been rescheduled to October 2022. In addition to the MDL cases, there are cases filed in several state courts around the US; a trial in Delaware state court previously scheduled for February 2022 is being rescheduled.

In addition, AstraZeneca has been defending lawsuits involving allegations of gastric cancer following treatment with PPIs. One such claim is filed in the US District Court for the Middle District of Louisiana, where the court has scheduled a trial for November 2022.

Canada proceedings

In Canada, in July and August 2017, AstraZeneca was served with three putative class action lawsuits. Two of the lawsuits have been dismissed, one in 2019 and one in 2021. The third lawsuit, filed in Saskatchewan, seeks authorisation to represent individual residents in Canada who allegedly suffered kidney injuries from the use of proton pump inhibitors, including Nexium and Losec.

Commercial litigation

Amplimmune

In the US, in June 2017, AstraZeneca was served with a lawsuit filed by the stockholders’ agents for Amplimmune, Inc. (Amplimmune) in Delaware State Court that alleged, among other things, breaches of contractual obligations relating to a 2013 merger agreement between AstraZeneca and Amplimmune. A trial of the matter was held in February 2020 and post-trial oral argument was heard in August 2020. In November 2020, the Delaware Court of Chancery decided in AstraZeneca’s favour and subsequently entered a Final Judgment as to all pending claims in favour of AstraZeneca. In December 2020, the plaintiffs filed an appeal to the Delaware Supreme Court. In October 2021, the Delaware Supreme Court affirmed the Delaware Court of Chancery’s decision. This matter is now concluded.

Array BioPharma

In December 2017, AstraZeneca was served with a complaint filed in New York State court by Array BioPharma, Inc. (Array) alleging breaches of contractual obligations relating to a 2003 collaboration agreement between AstraZeneca and Array. In June 2020, an appeal court denied AstraZeneca's motion for an early dismissal of the case, allowing the case to continue towards trial. No trial date has been set.

Ocimum lawsuit

In the US, in December 2017, AstraZeneca was served with a complaint filed by Ocimum Biosciences, Ltd. (Ocimum) in the Superior Court for the State of Delaware that alleged, among other things, breaches of contractual obligations and misappropriation of trade secrets, relating to a now terminated 2001 licensing agreement between AstraZeneca and Gene Logic, Inc. (Gene Logic), the rights to which Ocimum purports to have acquired from Gene Logic. In February 2021, the Delaware Supreme court affirmed the grant of AstraZeneca’s motion for summary judgment. This matter is now concluded.

Seroquel XR (Antitrust Litigation)

In the US in 2019, AstraZeneca was named in several related complaints brought in the US District Court for the Southern District of New York (the Court), including several putative class action lawsuits that were purportedly brought on behalf of classes of direct purchasers or end payors of Seroquel XR, that allege AstraZeneca and generic drug manufacturers violated antitrust laws when settling patent litigation related to Seroquel XR. In August 2020, the Court granted AstraZeneca’s motions to transfer all such lawsuits to the US District Court for the District of Delaware. AstraZeneca has filed motions to dismiss the complaints, which remain pending.

Anti-Terrorism Act Civil Lawsuit

In the US, in October 2017, AstraZeneca and certain other pharmaceutical and/or medical device companies were named as defendants in a complaint filed in federal court in the District of Columbia (the District Court) by US nationals (or their estates, survivors, or heirs) who were killed or wounded in Iraq between 2005 and 2013. The plaintiffs allege that the defendants violated the US Anti-Terrorism Act and various state laws by selling pharmaceuticals and medical supplies to the Iraqi Ministry of Health. In July 2020, the District Court granted AstraZeneca’s and the other defendants’ motion and dismissed the lawsuit, and the plaintiffs appealed to the DC Circuit Court of Appeals (the Appellate Court). In January 2022, a panel of the Appellate Court reversed the dismissal and remanded the case back to the District Court. AstraZeneca and the other defendants have filed petitions requesting en banc review by the entire Appellate Court.

AZD1222 Securities Litigation

In January 2021, putative securities class action lawsuits were filed in the US District Court for the Southern District of New York against AstraZeneca PLC and certain officers, on behalf of purchasers of AstraZeneca publicly traded securities during the period 21 May 2020 through 20 November 2020. The Court appointed co-lead plaintiffs in April 2021 and they filed an Amended Complaint in July 2021 on behalf of purchasers of AstraZeneca publicly traded securities during the period 15 June 2020 through 29 January 2021. The Amended Complaint alleges that defendants made materially false and misleading statements in connection with the development of AZD1222, AstraZeneca’s vaccine for the prevention of COVID-19. In September 2021, AstraZeneca moved to dismiss the Amended Complaint.

Definiens

In Germany, in July 2020, AstraZeneca received a notice of arbitration filed with the German Institution of Arbitration from the sellers of Definiens AG (the Sellers) regarding the 2014 Share Purchase Agreement (SPA) between AstraZeneca and the Sellers. The Sellers claim they are owed approximately $140m in earn-outs under the SPA.  AstraZeneca disputes the claims of the Sellers. An oral hearing is scheduled for July 2022.

Alexion Shareholder Litigation

In March 2021, several shareholders of Alexion Pharmaceuticals, Inc. (Alexion) filed individual lawsuits against Alexion, its management, and/or AstraZeneca and affiliates in federal district court in New York. The complaints generally alleged that the preliminary registration statement filed with the SEC on 19 February 2021, omitted certain allegedly material information in connection with AstraZeneca’s proposed acquisition of Alexion (the Acquisition), and one of the complaints further alleged that the Alexion directors breached their fiduciary duties in connection with the Acquisition and that AstraZeneca and the other entity defendants aided and abetted the alleged breaches. In May 2021, all such complaints were withdrawn and dismissed. This matter is now concluded.

PARP Inhibitor Royalty Dispute

In October 2012, Tesaro, Inc. (now wholly owned by GlaxoSmithKline plc, ‘GSK’) entered into two worldwide, royalty-bearing patent license agreements with AstraZeneca related to GSK’s product niraparib. In May 2021, AstraZeneca filed a lawsuit against Tesaro in the Commercial Court of England and Wales alleging that GSK has failed to pay all of the royalties due on niraparib sales under our license agreements. While a case schedule has not yet been set, trial is anticipated in H2 2022.

Portola Shareholder Litigation

In connection with Alexion’s July 2020 acquisition of Portola Pharmaceuticals, Inc. (Portola), Alexion assumed litigation to which Portola is a party. In January 2020, putative securities class action lawsuits were filed in the US District Court for the Northern District of California against Portola and certain officers and directors, on behalf of purchasers of Portola publicly traded securities during the period 8 January 2019 through 26 February 2020.The third amended complaint alleges that defendants made materially false and/or misleading statements or omissions about the demand for Andexxa, usage of Andexxa by hospitals and healthcare organisations, and about Portola’s accounting for its return reserves. In August 2021, the court denied in part defendants’ motion to dismiss the case. A trial date has been set for December 2022.

Shareholder Litigation – Alexion (US)

In December 2016, putative securities class action lawsuits were filed in the US District Court for the District of Connecticut (the District Court) against Alexion and certain officers and directors, on behalf of purchasers of Alexion publicly traded securities during the period 30 January 2014 through 26 May 2017. The amended complaint alleges that defendants engaged in securities fraud, including by making misrepresentations and omissions in its public disclosures concerning Alexion’s Soliris sales practices, management changes, and related investigations. In August 2021, the District Court issued a decision denying in part Defendants’ motion to dismiss the matter.

Syntimmune

In connection with Alexion’s prior acquisition of Syntimmune, Inc., (Syntimmune) a clinical-stage biotechnology company developing an antibody therapy targeting the FcRn, in the US, in December 2020, Alexion was served with a lawsuit filed by the stockholders’ representative for Syntimmune in Delaware State Court that alleged, among other things, breaches of contractual obligations relating to the 2018 merger agreement. The stockholders’ representative alleges that Alexion failed to meet its obligations under the merger agreement to use commercially reasonable efforts to achieve the milestones, and the plaintiff has requested payment of all milestone obligations. Alexion also filed a claim for breach of the representations in the 2018 merger agreement regarding unusable drug product and drug substance that Alexion acquired from Syntimmune. Trial in the matter is scheduled for November 2022.

Government investigations/proceedings

Toprol-XL Louisiana Attorney General Litigation

In July 2020, the Louisiana First Circuit Court of Appeals (the Appellate Court) reversed and remanded a Louisiana state trial court (the Trial Court) ruling that had granted AstraZeneca’s motion for summary judgment and dismissed a state court complaint, brought by the Attorney General for the State of Louisiana (the State), alleging that AstraZeneca engaged in unlawful monopolisation and unfair trade practices in connection with the enforcement of its Toprol-XL patents. In August 2020, AstraZeneca petitioned the Louisiana Supreme Court (the Supreme Court) to review the decision of the Appellate Court and reinstate the Trial Court’s summary judgment ruling. In April 2021, the Supreme Court granted a motion to dismiss all of the State’s claims with prejudice and vacate the decisions of the Trial Court and Appellate Court. This matter is now closed.

Vermont US Attorney Investigation

In April 2020, AstraZeneca received a Civil Investigative Demand from the US Attorney’s Office in Vermont and the Department of Justice, Civil Division, seeking documents and information relating to AstraZeneca’s relationships with electronic health-record vendors. AstraZeneca is co-operating with this enquiry.

US 340B Litigations and Proceedings

AstraZeneca is involved in several matters relating to its contract pharmacy recognition policy under the 340B Drug Pricing Program in the US. In 2020, three lawsuits were filed by covered entities and advocacy groups against the US Department of Health and Human Services, the US Health Resources and Services Administration as well as other US government agencies and their officials. The complaints allege, among other things, that these agencies should enforce an interpretation of the governing statute for the 340B Drug Pricing Program that would require drug manufacturers participating in the program to offer their drugs for purchase at statutorily capped rates to an unlimited number of contract pharmacies. AstraZeneca has sought to intervene in the lawsuits. Two of the three cases are currently stayed pending further proceedings and the third case has been dismissed. Administrative Dispute Resolution proceedings have also been initiated against AstraZeneca before the US Health Resources and Services Administration.

In February 2021, AstraZeneca received a Civil Investigative Subpoena from the Attorney General’s Office for the State of Vermont seeking documents and information relating to AstraZeneca’s contract pharmacy recognition policy under the 340B Drug Pricing Program. AstraZeneca has cooperated with the inquiry.

In January 2021, AstraZeneca filed a separate lawsuit in federal court in Delaware alleging that an Advisory Opinion issued by the Department of Health and Human Services violates the Administrative Procedure Act. In June 2021, the Court found in favour of AstraZeneca, invalidating the Advisory Opinion. Prior to the Court’s ruling, however, in May 2021, the US government issued new and separate letters to AstraZeneca (and other companies) asserting that our contract pharmacy policy violates the 340B statute. In July 2021, AstraZeneca amended the complaint to include allegations challenging the letter sent in May. In September 2021, the US government issued a follow-up letter to AstraZeneca (and other companies) asserting that it has referred the matter to the Office of Inspector General for further review and consideration. In October 2021, oral arguments were held before the federal court in Delaware challenging the letters sent in May and September.

In September 2021, AstraZeneca was served with a class-action antitrust complaint filed in federal court in New York by Mosaic Health on behalf of a purported class. The complaint alleges that AstraZeneca conspired with Sanofi-Aventis U.S., LLC, Eli Lilly and Company, Lilly USA, LLC, and Novo Nordisk Inc. to restrict access to 340B discounts in the diabetes market through contract pharmacies.

US Congressional

In January 2019, AstraZeneca received a letter from the US House of Representatives Committee on Oversight and Reform (Committee) seeking information related to pricing practices for Crestor. Similar letters were sent to 11 other pharmaceutical manufacturers. AstraZeneca cooperated with the inquiry and produced certain responsive information. In December 2021, the Committee issued a final report culminating the Committee’s pharmaceutical pricing investigation. AstraZeneca’s products are not the subject of the findings in the final report.

European Commission Claim Regarding AZD1222

In April 2021 and May 2021, the European Commission (acting on behalf of the European Union and its member states) initiated two separate legal proceedings against AstraZeneca AB in the Court of First Instance in Brussels. Both proceedings related to an Advance Purchase Agreement between the parties dated 27 August 2020 (the APA) for the supply of AZD1222. The allegations include claims that AstraZeneca has failed to meet certain of its obligations under the APA and the European Commission is seeking, among other things, a Court order to compel AstraZeneca to supply a specified number of doses before the end of the second quarter of 2021. In June 2021, the Court issued a decision in the first proceeding finding that AstraZeneca did not meet its Best Reasonable Efforts obligation in the APA because AstraZeneca did not use all of the manufacturers listed in the APA to supply the member states. The Court ordered AstraZeneca to provide an additional 50 million doses of vaccine by the end of September 2021, which AstraZeneca exceeded by the end of June 2021. The Court denied the remainder of the Commission’s claims and requested relief.

In September 2021, the parties reached an agreement to resolve the dispute. This matter is now concluded.

COVID-19 Vaccine Supply and Manufacturing Inquiries

In June 2021, Argentina’s Federal Criminal Prosecutor’s Office (the Prosecutor) contacted AstraZeneca Argentina seeking documents and electronic records in connection with a local criminal investigation relating to the public procurement and supply of Vaxzevria in that country. In October 2021, the Prosecutor filed a submission with the presiding court requesting dismissal of the criminal investigation. The request remains pending.

Tagrisso

In India, in June 2021, the National Pharmaceutical Pricing Authority (NPPA) issued a demand notice (Demand Notice) to AstraZeneca Pharma India Limited (AZPIL), regarding the pricing of Tagrisso. The NPPA has alleged that AZPIL has overcharged Tagrisso, claiming approximately $21m plus interest. AZPIL has challenged the Demand Notice in the Delhi High Court.

Turkish Ministry of Health Matter

In Turkey, in July 2020, the Turkish Ministry of Health initiated an investigation regarding payments to healthcare providers by Alexion Turkey and former employees and consultants. The investigation arose from Alexion’s disclosure of a civil settlement with the U.S. Securities & Exchange Commission (SEC) in July 2020 fully resolving the SEC’s investigation into possible violations of the FCPA. Alexion neither admitted nor denied any wrongdoing in connection with the settlement but paid $21.5 million to the SEC, consisting of amounts attributable to disgorgement, civil penalties, and pre-judgment interest. AstraZeneca is cooperating with the investigation by the Turkish agency. In September 2021, the Ministry of Health completed its draft investigation report, and referred the matter to the Ankara Public Prosecutor’s Office with a recommendation for further proceedings against certain former employees.

Canadian Pricing Matter

In October 2017, Alexion filed proceedings in the Federal Court of Canada to seek judicial review of a determination by the Canadian Patented Medicine Prices Review Board (PMPRB) that Alexion had excessively priced Soliris in a manner inconsistent with the Canadian pricing rules and guidelines. In its decision, the PMPRB ordered Alexion to decrease the price of Soliris to an upper limit based upon pricing in certain other countries and to forfeit excess revenues for the period between 2009 and 2017. In May 2019, the Federal Court dismissed Alexion’s application. Alexion appealed the decision to the Canadian Federal Court of Appeal. On 29 July 2021, the Federal Court of Appeal of Canada issued its judgment allowing the appeal, reversing the PMPRB's decision and remitting the matter to the PMPRB for re-determination with costs to AstraZeneca. In September 2021, the Attorney General of Canada sought leave to appeal the decision to the Supreme Court of Canada. Pursuant to an order made by the Federal Court of Canada, as of August 2021, AstraZeneca has placed approximately $71.4 million in escrow pending the final resolution of all appeals in this matter.

Brazilian Operations Investigation

In May 2017, Brazilian authorities seized records and data from Alexion’s São Paulo, Brazil offices as part of an investigation being conducted into Alexion’s Brazilian operations. AstraZeneca are cooperating with this inquiry.

Brazilian Tax Assessment Matter

In connection with an ongoing matter, in August 2019, the Brazilian Federal Revenue Service provided a Notice of Tax and Description of the Facts (the Tax Assessment) to two Alexion subsidiaries (the Brazil Subsidiaries), as well as to two additional entities, a logistics provider utilized by Alexion and a distributor. The Tax Assessment focuses on the importation of Soliris vials pursuant to Alexion’s free drug supply to patients program (referred to as Global Access to Medicines, or GATM) in Brazil. In September 2019, the Brazil Subsidiaries filed defences to the Tax Assessment disputing the basis for liability under the Tax Assessment, based on, among others, the following: in connection with the operation of GATM, during the period from September 2014 to June 2019: (i) the importers responsible for the importation of the GATM Soliris vials into Brazil were correctly identified and (ii) the correct customs value was utilised for the purpose of importing the GATM Soliris vials provided to the patients free of charge. Alexion prevailed in the first level of administrative appeals in the Brazilian federal administrative proceeding system based on a deficiency in the Brazil Tax Assessment. The decision was subject to an automatic (ex officio) appeal to the second level of the administrative courts, which is pending. There are three separate levels of administrative appeals within the Brazilian federal administrative proceeding system and, if the outcome of these administrative appeals is unfavourable, the final decision of the federal administrative proceeding system can be disputed to the federal court systems in Brazil (at this time, AstraZeneca intends to appeal the Tax Assessment if it is not overturned in the course of administrative appeals). Given the early stage of these proceedings, AstraZeneca is unable to predict the duration, scope or outcome of this matter, but we expect that a final resolution will take three years or more. While it is possible that a loss related to the Tax Assessment may be incurred, given its ongoing nature, we cannot reasonably estimate the potential magnitude of any such possible loss or range of loss, or the cost of the ongoing administrative appeals (and potential appeals to the federal court system) of the Tax Assessment. Any determination that any aspects of the importation of free of charge medications into Brazil as set forth in the Tax Assessment are not, or were not, in compliance with existing laws or regulations could result in the imposition of fines, civil penalties and, potentially criminal penalties, and/or other sanctions against the Group, and could have an adverse impact on the Group’s Brazilian operations.

Additional government inquiries

As is true for most, if not all, major prescription pharmaceutical companies, AstraZeneca is currently involved in multiple inquiries into drug marketing and pricing practices. In addition to the investigations described above, various law enforcement offices have, from time to time, requested information from the Group. There have been no material developments in those matters.

Tax

AstraZeneca considers whether it is probable that a taxation authority will accept an uncertain tax treatment. If it is concluded that it is not probable that the taxation authority will accept an uncertain tax treatment, where tax exposures can be quantified, an accrual is made based on either the most likely amount method or the expected value method depending on which method management expects to better predict the resolution of the uncertainty. Accruals can be built up over a long period of time, but the ultimate resolution of tax exposures usually occurs at a point in time, and given the inherent uncertainties in assessing the outcomes of these exposures (which sometimes can be binary in nature), we could, in future periods, experience adjustments to these accruals that have a material positive or negative effect on our results in any particular period. Details of the movements in relation to material tax exposures are discussed below.

AstraZeneca faces a number of audits and reviews in jurisdictions around the world and, in some cases, is in dispute with the tax authorities. The issues under discussion are often complex and can require many years to resolve. Accruals for tax contingencies require management to make key judgements with respect to the ultimate outcome of current and potential future tax audits, and actual results could vary from these estimates.

Transfer pricing and other international tax contingencies

The total net accrual included in the Group Financial Statements to cover the worldwide exposure to transfer pricing audits is $77m (2020: $287m; 2019: $140m), a decrease of $210m compared with 2020 mainly as a result of reduction of tax liabilities arising from updates to estimates of prior period tax liabilities following settlements with tax authorities. These positions can be complex and judgemental. Therefore in determining the accrual, management has assessed their expectation of the ultimate resolution of the uncertainty, including settlement or litigation.

Management continues to believe that AstraZeneca’s positions on all its transfer pricing and other international tax audits and disputes are robust, and that AstraZeneca is appropriately provided, including consideration of whether corresponding relief will be available under Mutual Agreement procedures or unilaterally.

HMRC communicated to the Group that they do not consider that the Group is a beneficiary of state aid following the European Commission’s (EC) decision on the state aid review of UK Controlled Foreign Company Group Financing Exemption therefore this matter is now closed.

For transfer pricing and other international tax matters where AstraZeneca and the tax authorities are in dispute, AstraZeneca estimates the potential for additional liabilities above the amount provided where the possibility of the additional liabilities falling due is more than remote, to be up to $48m (2020: $251m; 2019: $76m) including associated interest. Management believes that it is unlikely that these additional liabilities will arise. It is possible that some of these contingencies may change in the future to reflect progress in tax authority reviews, to the extent that any tax authority challenge is concluded, or matters lapse including following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods.

Other tax contingencies

Included in the tax accrual is $691m (2020: $727m; 2019: $887m) relating to a number of other tax contingencies, a decrease of $36m mainly due to releases of tax contingencies following the expiry of the relevant statute of limitations and on the conclusion of tax authority review and exchange rate effects, partially offset by the inclusion of provisions for tax contingencies relating to Alexion. The majority of the accrual relates to tax contingencies which are estimated using the expected value method and depend on AstraZeneca’s assessment of the likelihood of the approach taken by the tax authorities and could change in the future to reflect progress in tax authority reviews, the extent that any tax authority challenge is concluded, or matters lapse including following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods.

For these other tax contingencies, AstraZeneca estimates the potential for additional liabilities above the amount provided where the possibility of the additional liabilities falling due is more than remote, to be up to $598m (2020: $517m; 2019: $327m) including associated interest. It is possible that some of these contingencies may reduce in the future if any tax authority challenge is concluded or matters lapse following expiry of the relevant statutes of limitation, resulting in a reduction in the tax charge in future periods.

Timing of cash flows and interest

It is not possible to estimate the timing of tax cash flows in relation to each outcome. It is anticipated that tax payments may be required in relation to a number of significant disputes which may be resolved over the next one to two years. AstraZeneca considers the accruals set out above to appropriately reflect the expected value of any final settlement. Some of the items discussed above are not currently within the scope of tax authority audits and may take longer to resolve.

Included within other receivables and payables is a net amount of interest arising on tax contingencies of $85m (2020: $82m; 2019: $90m).